UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2018

Date of reporting period:  November 30, 2017

Item 1. Schedule of Investments.

Fiera Capital STRONG Nations Currency Fund
Schedule of Investments
November 30, 2017 (Unaudited)

	Principal Amount	Currency	Value
AUSTRALIA - 6.41%
Foreign Government Bonds - 6.41%
Australian Government Bond
3.250%, 10/21/2018	2,500,000	AUD	$1,917,002
1.750%, 11/21/2020	3,250,000	AUD	2,447,529
TOTAL AUSTRALIA (Cost $4,437,377)			4,364,531

CANADA - 1.98%
Foreign Government Bonds - 1.98%
Canadian Government Bond
0.500%, 11/01/2018	1,750,000	CAD	1,346,896
TOTAL CANADA (Cost $1,303,400)			1,346,896
	Shares
GOLD - 10.29%
iShares Gold Trust (a)	286,262	USD	3,506,710
SPDR Gold Shares (a)	28,914	USD	3,501,485
TOTAL GOLD (Cost $6,486,963)			7,008,195
	Principal Amount
NEW ZEALAND - 7.98%
Foreign Government Bonds - 7.98%
New Zealand Government Bond
6.000%, 12/15/2017	3,000,000	NZD	2,054,032
5.000%, 03/15/2019	4,750,000	NZD	3,377,520
TOTAL NEW ZEALAND (Cost $5,505,725)			5,431,552

UNITED STATES - 72.62%
U.S. Government Notes/Bonds - 65.74%
United States Treasury Note/Bond
1.250%, 12/31/2018	4,000,000	USD	3,980,859
0.750%, 02/15/2019	1,000,000	USD	988,418
0.750%, 07/15/2019	5,000,000	USD	4,919,238
1.000%, 11/30/2019	5,000,000	USD	4,923,242
1.250%, 01/31/2020	5,000,000	USD	4,940,235
1.375%, 04/30/2020	7,500,000	USD	7,415,332
1.375%, 08/31/2020	6,000,000	USD	5,919,258
1.125%, 06/30/2021	6,000,000	USD	5,817,539
1.500%, 01/31/2022	6,000,000	USD	5,862,656
			44,766,777
	Shares
Money Market Funds - 3.35%
Fidelity Investments Government Portfolio - Class I, 0.970% (b)	2,283,011	USD	2,283,011

	Principal Amount
U.S. Treasury Bill - 3.53%
0.965%, 12/07/2017 (c)	2,400,000	USD	2,399,618
TOTAL UNITED STATES (Cost $50,111,412)			49,449,406

Total Investments (Cost $67,844,877) - 99.28%			67,600,580
Other Assets in Excess of Liabilities - 0.72%			491,094
TOTAL NET ASSETS - 100.00%			$68,091,674

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Seven day yield as of November 30, 2017.
(c) Rate shown is the effective yield based on the purchase price. The calculation assumes the security is held to maturity.

Currency abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
NZD – New Zealand Dollar
USD - U.S. Dollar

Fiera Capital STRONG Nations Currency Fund
Schedule of Open Forward Foreign Currency Contracts
November 30, 2017 (Unaudited)

Purchase Contracts:

Counterparty	Forward Settlement Date	Amount Of Currency To Be Received In Local Currency	Amount Of Currency To Be Delivered In Local Currency	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	12/27/2017	AUD 1,320,000	USD 1,005,002	($6,690)
Citigroup, Inc.	12/27/2017	CAD 1,995,000	USD 1,558,781	(11,691)
J.P. Morgan Chase Bank, N.A.	12/27/2017	CHF 1,895,000	USD 1,915,438	15,962
J.P. Morgan Chase Bank, N.A.	12/27/2017	CLP 1,968,000,000	USD 3,083,308	(42,947)
Standard Chartered Bank	12/27/2017	CZK 41,900,000	USD 1,929,986	31,354
Standard Chartered Bank	12/27/2017	ILS 7,135,000	USD 2,031,606	11,878
Citigroup, Inc.	12/27/2017	MXN 56,300,000	USD 2,971,173	35,115
J.P. Morgan Chase Bank, N.A.	12/27/2017	NOK 23,040,000	USD 2,790,294	(17,975)
Standard Chartered Bank	12/27/2017	NZD 1,450,000	USD 1,003,965	(13,289)
State Street Bank & Trust Co.	12/27/2017	SEK 15,770,000	USD 1,864,948	23,646
Citigroup, Inc.	12/27/2017	SGD 2,823,000	USD 2,080,478	13,029
State Street Bank & Trust Co.	12/27/2017	TWD 60,930,000	USD 2,036,771	(2,531)
				$35,861
Sales Contracts:

Counterparty	Forward Settlement Date	Amount Of Currency To Be Received In Local Currency	Amount Of Currency To Be Delivered In Local Currency	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	12/27/2017	USD 2,492,490	AUD 3,300,000	($3,290)
Standard Chartered Bank	12/27/2017	USD 3,705,976	NZD 5,445,000	(14,186)
				($17,476)
				$18,385
Currency abbreviations:
AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CZK - Czech Republic Koruna
ILS - Israeli Shekel
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar
TWD - Taiwan Dollar
USD - U.S. Dollar

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedure approved by the Trust's Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security's last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills are valued at market price. Any discount or premium is accreted or amortized using the constant yield 2 method until maturity.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at net asset value ("NAV") of such companies for purchase and/or redemption orders placed on that day.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.  Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

Forward currency contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of the entry into the contracts and the forward rates at the reporting date, and such differences are included in the Statement of Assets and Liabilities.

The Fund may enter into foreign currency forward exchange contracts. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price at a future date. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on valuation method.  These inputs are summarized in the three broad levels listed below, under Summary of Fair Value Exposure.

Summary of Fair Value Exposure at November 30, 2017

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2017, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equities (1):
Gold Funds	$7,008,195	$-	$-	$7,008,195
Total Equities	$7,008,195	$-	$-	$7,008,195
Fixed Income (1):
Foreign Government Bonds	$-	$11,142,979	$-	$11,142,979
U.S. Treasury Bills	-	2,399,618	-	2,399,618
U.S. Government Notes/Bonds	-	44,766,777	-	44,766,777
Total Fixed Income	$-	$58,309,374	$-	$58,309,374
Short-Term Investments	$2,283,011	$-	$-	$2,283,011
Total Investments in Securities	$9,291,206	$58,309,374	$-	$67,600,580
				$-
Other Financial Instruments (2)	$-	$18,385	$-	$18,385

During the period ended November 30, 2017, there were no transfers between levels for the Fund. The Fund did not hold any Level 3 securities during the period.

(1) See the Schedule of Investments for geographic classifications.
(2) Other financial instruments are forward contracts not reflected in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation)
of the instrument. See Schedule of Open Forward Foreign Currency Contracts for a list of purchases and sales contracts.

Disclosures about Derivative Instruments and Hedging Activities

GAAP requires enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The Fund invested in derivative instruments such as purchased options, written options, forward currency contracts, swap contacts and futures contracts during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2017 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Foreign Exchange Contracts - Forwards	Appreciation on forward foreign currency exchange contracts	$130,984	Depreciation on forward foreign currency exchange contracts	$112,599
Total		$130,984		$112,599

The effect of derivative instruments on income for the fiscal period ended November 30, 2017 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forwards
Foreign Exchange Contracts	$47,856
Total	$47,856

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forwards
Foreign Exchange Contracts	$(701,961)
Total	$(701,961)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
John Buckel, President

Date  January 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
John Buckel, President

Date  January 24, 2018

By (Signature and Title)*  /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date  January 24, 2018

* Print the name and title of each signing officer under his or her signature.